Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,
	2025	2024
Operating lease cost:
Fixed payments	1,014	1,118

Variable Lease Cost	13	13
Total operating lease cost	1,027	1,131

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,099	1,196

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	131	-

The table below presents supplemental balance sheet information related to operating leases:

	December 31,
	2025	2024
Operating leases:
Operating lease right-of-use assets	3,518	3,843

Current maturities of operating leases	950	745
Non-current operating leases	3,765	3,640
Total operating lease liabilities	4,715	4,385

	December 31,
	2025	2024
Weighted average remaining lease term
Operating leases	7.34	8.16

Weighted average discount rate
Operating leases	12.77%	12.73%

Schedule of Maturities of Operating Lease Liabilities

The table below presents maturities of operating lease liabilities:

December 31,
2025
2026	1,008
2027	995
2028	888
2029	916
2030	916
Thereafter	2,560
Total operating lease payments	7,283
Less: imputed interest	2,568
Present value of lease liabilities	4,715